Other current assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other current assets
Prepayment	¥ 6,527,809	$ 933,464	¥ 28,947,278
Inventory	54,679,786	7,819,105	10,674,018
Receivables from third party payment service providers	185,566	26,536	12,693,037
Receivables from Funding Partners and other service providers	21,332,155	3,050,458	24,435,473
Receivable from broker for derivative collateral	824,279,618	117,870,418	267,280,381
Deposits prepaid to securities companies	369,603,877	52,852,651	1,231,094,816
Others	254,059,186	36,329,980	430,728,834
Total	1,530,667,997	218,882,612	2,005,853,837
Less: Allowance for other current assets	(77,493,926)	(11,081,484)	(72,671,045)	$ (10,391,821)	¥ (116,860,992)
Other current assets	¥ 1,453,174,071	$ 207,801,128	¥ 1,933,182,792